CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, allowance for doubtful accounts	$ 103,977,555	$ 111,848,582
Customer deposits, accumulated allowance	3,206,238	3,878,996
Prepaid expenses and other current assets, net of allowance	363,880	555,963
Amounts due from related parties, net of allowance	12,995,675	743
Other non-current assets, net of allowance	106,660	120,130
Shortterm borrowings		717,915
Accounts payable	36,210	653,700
Accrued payroll and welfare expenses	6,875,651	12,728,091
Income tax payable		25,202,771
Other tax payable	7,129,280	9,695,893
Advances from customers	39,924,941	43,100,136
Lease liabilities, current	3,026,771	5,037,796
Accrued marketing and advertising expenses	27,437,583	29,988,108
Deferred tax liabilities	824,771	3,517,837
Lease liabilities, non-current	$ 7,979,349	$ 15,439,595
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	137,839,249	137,172,601
Common stock, shares outstanding	137,839,249	137,172,601
Treasury stock shares	52,334	0
Consolidated VIEs without recourse
Shortterm borrowings	$ 0	$ 0
Accounts payable	36,210	653,700
Accrued payroll and welfare expenses	5,244,295	10,717,186
Income tax payable	0	0
Other tax payable	6,654,473	8,684,712
Advances from customers	39,858,256	43,096,996
Lease liabilities, current	3,026,771	5,013,721
Accrued marketing and advertising expenses	27,027,664	29,533,704
Other current liabilities	6,955,252
Deferred tax liabilities	383,124	435,848
Lease liabilities, non-current	7,979,349	15,400,328
Nonrelated Parties
Other current liabilities	8,756,053	12,264,895
Nonrelated Parties | Consolidated VIEs without recourse
Other current liabilities	6,955,252	10,317,192
Related parties
Other current liabilities	1,496,517	4,804,591
Related parties | Consolidated VIEs without recourse
Other current liabilities	$ 1,496,517	$ 668,153